Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details)	Sep. 30, 2025	Sep. 30, 2024
Pricing model utilized [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Pricing model utilized	Valuation Technique, Option Pricing Model [Member]
Risk free rate range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Risk free rate range [Member] | Minimum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	3.83
Risk free rate range [Member] | Maximum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	4.29
Expected life range (in years) [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Expected life range (in years) [Member] | Minimum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0.13
Expected life range (in years) [Member] | Maximum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0.85
Volatility range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Volatility range [Member] | Minimum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	164.8
Volatility range [Member] | Maximum [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	297.56
Dividend yield [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0